Interest Income and Expense	3 Months Ended
Jan. 31, 2023
Analysis of income and expense [abstract]
Interest Income and Expense
NOTE 20:  INTEREST INCOME AND EXPENSE
The following tables present interest income and interest expense by basis of accounting measurement.
Interest Income

(millions of Canadian dollars)	For the three months ended
	January 31, 2023	January 31, 2022

Measured at amortized cost 1	$15,366	$6,639

Measured at FVOCI – Debt instruments 1	687	98

	16,053	6,737
Measured or designated at FVTPL	1,955	741

Measured at FVOCI – Equity instruments	48	44
Total	$18,056	$7,522

1	Interest income is calculated using EIRM.
Interest Expense

(millions of Canadian dollars)	For the three months ended
	January 31, 2023	January 31, 2022

Measured at amortized cost 1	$8,335	$807

Measured or designated at FVTPL	1,988	413
Total	$10,323	$1,220

1	Interest expense is calculated using EIRM.